DISCONTINUED OPERATIONS Operating results - Discontinued Operations (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 11, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow discontinued operations
Net cash provided by operating activities	$ 20,271
Net cash provided by (used in) investing activities	(1)
Net cash used in financing activities	$ (24,250)
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | China Index Holding Limited [Member]
Cash flow discontinued operations
Net cash provided by operating activities		$ 32,119	$ 30,143
Net cash provided by (used in) investing activities		726	18
Net cash used in financing activities		$ (42,985)	$ (50,995)